Consolidated Balance Sheets	Jun. 30, 2023 USD ($) $ / shares shares
Assets
Investments, at fair value (Cost – $89,937,868)	$ 55,933,940
Prepaid Insurance	2,569
Interest receivable	140,277
Total Assets	56,076,786
Liabilities
Management fee payable	896,935
Fund administration fee payable	302,720
Offering cost payable to Organizer	216,510
Professional fees payable	403,900
Organization cost payable to Organizer	70,202
Trustee fees payable	56,250
Other fees payable	12,042
Warrant liabilities, at fair value	0	[1]
Total Liabilities	1,978,634
Net Assets Consist Of:
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	64,722,000
Total distributable losses	(10,623,848)
Net Assets applicable to Common Shareholders	$ 54,098,152
Net Asset Value Per Share
Common Shares outstanding of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding | shares	10,879,905
Net Asset Value Per Share applicable to Common Shareholders | $ / shares	$ 4.97
Related Party [Member]
Liabilities
Due to Organizer	$ 20,075

[1]	After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.